JOHN HANCOCK VARIABLE INSURANCE TRUST
601 Congress Street
Boston, Massachusetts 02210
June 28, 2012
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”) File Nos. 2-94157; 811-04146
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 102 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 103 to its Registration Statement under the 1940 Act (“Amendment No. 102”).
The Amendment No. 102 is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act to become effective 60 days after filing. The purpose of this filing is to register Series I and Series II of 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.
If you have any questions, please call the undersigned at 617-663-2166.

Sincerely,

/s/ Betsy Anne Seel
Betsy Anne Seel
Senior Counsel and Assistant Secretary